091-09182

For Internal Use Only
Sec File No. 9-

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10047815

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Rydex Investments

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

RCD: S&P Equal Weight Index - Consumer Discretionary; RGI: S&P Equal Weight Index - Industrials; RHS: S&P Equal Weight Index - Consumer Staples; RTM: S&P Equal Weight Index - Materials; RYE: S&P Equal Weight Index - Energy; RYF: S&P Equal Weight Index - Financial; RYH: S&P Equal Weight Index - Health Care; RYT: S&P Equal Weight Index - Technology; RYU: S&P Equal Weight Index - Telecommunications Services & Utilities

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 9 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
RCD, RGI, RHS, RTM, RYE, RYF, RYH, RYT, RYU

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

RCD: AMEX, ARCA, NASDAQ, NYSE; RGI: AMEX, ARCA, NASDAQ, NYSE; RHS: AMEX, ARCA, NASDAQ, NYSE; RTM: AMEX, ARCA, NASDAQ, NYSE; RYE: AMEX, ARCA, NASDAQ, NYSE; RYF: AMEX, ARCA, NASDAQ, NYSE; RYH: AMEX, ARCA, NASDAQ, NYSE; RYT: AMEX, ARCA, NASDAQ, NYSE; RYU: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II	**Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**21-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010